UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

CIK 0000933691	SERIES NAME	Fund Series ID	CLASS ID FOR CLASS A	CLASS ID FOR CLASS B
1	JNL/AIM International Growth Fund	S000001723	C000004630	C000067964

2	JNL/AIM Large Cap Growth Fund	S000001721	C000004628	C000067962

3	JNL/AIM Real Estate Fund	S000001732	C000004639	C000067973

4	JNL/AIM Small Cap Growth Fund	S000001743	C000004650	C000067981

5	JNL/Capital Guardian Global Balanced Fund	S000001787	C000004694	C000067992

6	JNL/Capital Guardian Global Diversified Research Fund	S000001745	C000004652	C000067983

7	JNL/Capital Guardian International Small Cap Fund	S000019479	C000054122	C000068007

8	JNL/Capital Guardian U.S. Growth Equity Fund	S000001746	C000004653	C000067984

9	JNL/Credit Suisse Global Natural Resources Fund	S000014502	C000039480	C000067999

10	JNL/Credit Suisse Long/Short Fund	S000014512	C000039490	C000068000

11	JNL/Eagle Core Equity Fund	S000001765	C000004672	C000067990

12	JNL/Eagle SmallCap Equity Fund	S000001776	C000004683	C000067991

13	JNL/Franklin Templeton Founding Strategy Fund	S000014513	C000039491	C000068001

14	JNL/Franklin Templeton Global Growth Fund	S000014514	C000039492	C000068002

15	JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995

16	JNL/Franklin Templeton Mutual Shares Fund	S000014515	C000039493	C000068003

17	JNL/Franklin Templeton Small Cap Value Fund	S000001798	C000004705	C000067994

18	JNL/Goldman Sachs Core Plus Bond Fund	S000001741	C000004648	C000067979

19	JNL/Goldman Sachs Emerging Markets Debt Fund	S000023246	C000067950	C000067951

20	JNL/Goldman Sachs Mid Cap Value Fund	S000001722	C000004629	C000067963

21	JNL/Goldman Sachs Short Duration Bond Fund	S000010707	C000029598	C000067996

22	JNL/JPMorgan International Value Fund	S000001724	C000004631	C000067965

23	JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993

24	JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980

25	JNL/Lazard Emerging Markets Fund	S000010709	C000029600	C000067997

26	JNL/Lazard Mid Cap Equity Fund	S000001725	C000004632	C000067966

27	JNL/Lazard Small Cap Equity Fund	S000001726	C000004633	C000067967

28	JNL/M&G Global Basics Fund	S000023247	C000067952	C000067953

29	JNL/M&G Global Leaders Fund	S000023248	C000067954	C000067955

30	JNL/Mellon Capital Management Bond Index Fund	S000001731	C000004638	C000067972

31	JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	S000001733	C000004640	C000067974

32	JNL/Mellon Capital Management European 30 Fund	S000023250	C000067958	C000067959

33	JNL/Mellon Capital Management Index 5 Fund	S000017156	C000047543	C000068005

34	JNL/Mellon Capital Management International Index Fund	S000001730	C000004637	C000067971

35	JNL/Mellon Capital Management Pacific Rim 30 Fund	S000023249	C000067956	C000067957

36	JNL/Mellon Capital Management S&P 500 Index Fund	S000001727	C000004634	C000067968

37	JNL/Mellon Capital Management S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969

38	JNL/Mellon Capital Management Small Cap Index Fund	S000001729	C000004636	C000067970

39	JNL/Mellon Capital Management 10 x 10 Fund	S000017157	C000047544	C000068006

40	JNL/Oppenheimer Global Growth Fund	S000001734	C000004641	C000067975

41	JNL/PAM Asia ex-Japan Fund	S000019489	C000054132	C000068012

42	JNL/PAM China-India Fund	S000019487	C000054130	C000068011

43	JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998

44	JNL/PIMCO Total Return Bond Fund	S000001736	C000004643	C000067976

45	JNL/PPM America Core Equity Fund	S000001737	C000004644	C000067977

46	JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978

47	JNL/PPM America Mid Cap Value Fund	S000020933	C000059129	C000068016

48	JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015

49	JNL/PPM America Value Equity Fund	S000014516	C000039494	C000068004

50	JNL/Red Rocks Listed Private Equity Fund	S000023251	C000067960	C000067961

51	JNL/Select Balanced Fund	S000001744	C000004651	C000067982

52	JNL/Select Money Market Fund	S000001747	C000004654	C000067985

53	JNL/Select Value Fund	S000001748	C000004655	C000067986

54	JNL/S&P Managed Conservative Fund	S000001752	C000004659	N/A

55	JNL/S&P Managed Moderate Fund	S000001753	C000004660	N/A

56	JNL/S&P Managed Moderate Growth Fund	S000001755	C000004662	N/A

57	JNL/S&P Managed Growth Fund	S000001756	C000004663	N/A

58	JNL/S&P Managed Aggressive Growth Fund	S000001757	C000004664	N/A

59	JNL/S&P Retirement Income Fund	S000001926	C000005076	N/A

60	JNL/S&P Retirement 2015 Fund	S000001927	C000005077	N/A

61	JNL/S&P Retirement 2020 Fund	S000001928	C000005078	N/A

62	JNL/S&P Retirement 2025 Fund	S000001929	C000005079	N/A

63	JNL/S&P Moderate Retirement Strategy Fund	S000014503	C000039481	N/A

64	JNL/S&P Moderate Growth Retirement Strategy Fund	S000014504	C000039482	N/A

65	JNL/S&P Growth Retirement Strategy Fund	S000014505	C000039483	N/A

66	JNL/S&P Disciplined Moderate Fund	S000014517	C000039495	N/A

67	JNL/S&P Disciplined Moderate Growth Fund	S000014518	C000039496	N/A

68	JNL/S&P Disciplined Growth Fund	S000014519	C000039497	N/A

69	JNL/S&P Competitive Advantage Fund	S000019493	C000054136	C000068014

70	JNL/S&P Dividend Income & Growth Fund	S000019483	C000054126	C000068009

71	JNL/S&P Intrinsic Value Fund	S000019481	C000054124	C000068008

72	JNL/S&P Total Yield Fund	S000019491	C000054134	C000068013

73	JNL/S&P 4 Fund	S000019485	C000054128	C000068010

74	JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987

75	JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988

76	JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989

3.	Investment Company Act File Number:

811-8894

Securities Act File Number:

033-87244

4(a).	Last day of fiscal year for which this Form is filed:

December 31, 2008

4(b).	[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 166,284,174

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 120,744,613

(iii)

Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 120,744,613

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 45,539,562

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0000393

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): =$ 1,789.70

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 1,789.70

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: February 25, 2009

Method of Delivery:

☒ Wire Transfer

[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/ Mark D. Nerud
Mark D. Nerud
President and Chief Executive Officer
Date:	February 26, 2009

*Please print the name and title of the signing officer below the signature.